JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 97.2%
U.S. Treasury Bill 62.9%
Treasury, United States Department of
0.16%, 10/08/20 (a)	75,800	75,798
0.09%, 10/20/20 - 01/21/21 (a)	156,300	156,281
0.08%, 10/27/20 (a)	15,616	15,614
0.17%, 11/03/20 - 01/07/21 (a)	159,826	159,771
0.14%, 10/06/20 - 08/12/21 (a)	209,130	209,079
0.15%, 10/29/20 - 11/12/20 (a)	180,487	180,461
0.19%, 12/10/20 (a)	26,750	26,740
0.10%, 10/22/20 - 03/02/21 (a)	395,972	395,890
0.12%, 01/19/21 - 03/18/21 (a)	254,695	254,580
0.13%, 01/28/21 (a)	26,000	25,992
0.00%, 03/09/21 (a)	39,700	39,682
0.11%, 01/14/21 - 03/25/21 (a)	140,580	140,523
		1,680,411
U.S. Government Agency Obligations 27.0%
Council of Federal Home Loan Banks
0.14%, (SOFR + 0.07%), 10/02/20 (b) (c)	39,000	39,000
0.17%, (SOFR + 0.10%), 10/06/20 (b) (c)	48,475	48,475
0.10%, (SOFR + 0.03%), 11/06/20 (b) (c)	11,925	11,925
0.12%, (SOFR + 0.05%), 01/22/21 - 05/26/21 (b) (c)	77,570	77,570
0.11%, (SOFR + 0.05%), 06/24/21 (b) (c)	35,130	35,130
0.15%, (SOFR + 0.08%), 07/23/21 (b) (c)	7,990	7,990
0.13%, (SOFR + 0.06%), 02/11/22 (b) (c)	9,975	9,975
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
0.21%, (1M USD LIBOR + 0.07%), 12/28/20 (b) (c)	4,700	4,701
0.31%, (SOFR + 0.24%), 07/07/21 (b) (c)	42,000	42,000
0.19%, (3M US Treasury Bill + 0.09%), 06/03/22 (b) (c)	9,215	9,217
Federal Farm Credit Banks Funding Corporation
0.16%, (1M USD LIBOR + 0.01%), 12/11/20 (b) (c)	5,396	5,396
0.26%, (3M US Treasury Bill + 0.16%), 01/19/21 (b) (c)	17,000	17,000
0.23%, (1M USD LIBOR + 0.08%), 02/01/21 (b) (c)	34,300	34,300
0.20%, (1M USD LIBOR + 0.05%), 03/01/21 (b) (c)	23,500	23,500
0.17%, (SOFR + 0.10%), 05/07/21 (b) (c)	5,185	5,185
0.37%, (3M US Treasury Bill + 0.27%), 05/16/22 (b) (c)	8,800	8,796
Federal Home Loan Banks Office of Finance
2.63%, 10/01/20 (c)	9,050	9,050
0.13%, (3M USD LIBOR + -0.12%), 11/03/20 (b) (c)	31,450	31,451
0.08%, (3M USD LIBOR + -0.20%), 11/16/20 (b) (c)	42,000	42,000
0.11%, (1M USD LIBOR + -0.04%), 12/17/20 (b) (c)	122,000	122,000
0.10%, (3M USD LIBOR + -0.14%), 12/18/20 (b) (c)	14,395	14,396
0.17%, (3M USD LIBOR + -0.14%), 01/04/21 (b) (c)	1,130	1,130
0.11%, (3M USD LIBOR + -0.17%), 01/08/21 (b) (c)	26,675	26,675
0.09%, (3M USD LIBOR + -0.17%), 01/22/21 (b) (c)	31,495	31,495
Federal National Mortgage Association, Inc.
0.15%, (SOFR + 0.08%), 10/30/20 (b) (c)	26,680	26,680
2.88%, 10/30/20 (c)	37,025	37,061
		722,098
Discount Notes 4.3%
Federal Home Loan Banks Office of Finance
0.40%, 03/09/21 (a) (c)	5,164	5,155
Federal Home Loan Mortgage Corporation
0.14%, 10/02/20 (a) (c)	85,000	85,000
0.14%, 10/19/20 (a) (c)	24,000	23,998
		114,153
U.S. Treasury Note 3.0%
Treasury, United States Department of
0.22%, (3M US Treasury Bill + 0.12%), 01/31/21 (b)	67,400	67,393
0.24%, (3M US Treasury Bill + 0.14%), 04/30/21 (b)	14,600	14,600
		81,993
Total Government And Agency Obligations (cost $2,598,655)		2,598,655
REPURCHASE AGREEMENTS 0.1%
Repurchase Agreements (d)		1,400
Total Repurchase Agreements (cost $1,400)		1,400
Total Investments 97.3% (cost $2,600,055)		2,600,055
Other Assets and Liabilities, Net 2.7%		72,831
Total Net Assets 100.0%		2,672,886

(a) The coupon rate represents the yield to maturity.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) For repurchase agreements held at September 30, 2020, see Repurchase Agreements in the Schedules of Investments.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	Federal National Mortgage Association, Inc., 4.50%, due 05/01/49	35	40
	Federal Home Loan Mortgage Corporation, 6.50%, due 02/01/36	55	62
		90	102	0.06	09/30/20	10/01/20	100	100	100
BOA	Federal National Mortgage Association, Inc., 3.70%, due 10/01/37	96	102	0.08	09/30/20	10/01/20	100	100	100
DUB	Treasury, United States Department of, 1.50-7.63%, due 08/31/21-02/15/25	101	102	0.08	09/30/20	10/01/20	100	100	100
GSC	Treasury, United States Department of, 0.00-1.13%, due 01/15/21-03/02/21	101	102	0.07	09/30/20	10/01/20	100	100	100
HSB	Treasury, United States Department of, 1.75%, due 02/28/22	199	204	0.08	09/30/20	10/01/20	200	200	200
HSB	Treasury, United States Department of, 0.00%, due 02/23/21	306	306	0.06	09/30/20	10/01/20	300	300	300
JPM	Treasury, United States Department of, 2.88%, due 11/30/25	179	204	0.06	09/30/20	10/01/20	200	200	200
NSI	Treasury, United States Department of, 0.13%, due 01/15/22	100	102	0.06	09/30/20	10/01/20	100	100	100
RBC	Government National Mortgage Association, 3.50%, due 11/15/47	97	102	0.06	09/30/20	10/01/20	100	100	100

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
TDS	Federal National Mortgage Association, Inc., 2.00%, due 09/01/50	98	102	0.08	09/30/20	10/01/20	100	100	100
									1,400

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL Securities Lending Collateral Fund
GOVERNMENT AND AGENCY OBLIGATIONS 99.5%
U.S. Treasury Bill 66.3%
Treasury, United States Department of
0.16%, 10/08/20 (a)	30,000	29,999
0.08%, 10/27/20 (a)	25,000	24,998
0.15%, 10/29/20 - 11/12/20 (a)	114,703	114,688
0.17%, 10/01/20 - 01/07/21 (a)	57,315	57,301
0.19%, 11/17/20 - 12/10/20 (a)	36,850	36,839
0.10%, 10/22/20 - 03/02/21 (a)	191,421	191,377
0.09%, 11/24/20 - 01/21/21 (a)	67,575	67,560
0.13%, 01/28/21 (a)	31,575	31,565
0.11%, 01/14/21 - 03/25/21 (a)	75,330	75,298
0.12%, 01/19/21 - 03/18/21 (a)	93,533	93,491
0.00%, 03/09/21 (a)	6,325	6,322
0.14%, 10/06/20 - 08/12/21 (a)	98,276	98,252
		827,690
U.S. Government Agency Obligations 27.1%
Council of Federal Home Loan Banks
0.14%, (SOFR + 0.07%), 10/02/20 (b) (c)	24,000	24,000
0.17%, (SOFR + 0.10%), 10/06/20 (b) (c)	38,390	38,390
0.10%, (SOFR + 0.03%), 11/06/20 (b) (c)	24,960	24,960
0.12%, (SOFR + 0.05%), 01/28/21 - 05/26/21 (b) (c)	9,460	9,460
0.11%, (SOFR + 0.05%), 06/24/21 (b) (c)	5,020	5,020
0.13%, (SOFR + 0.06%), 02/11/22 (b) (c)	5,125	5,125
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
0.21%, (1M USD LIBOR + 0.07%), 12/28/20 (b) (c)	2,100	2,100
0.31%, (SOFR + 0.24%), 07/07/21 (b) (c)	46,000	46,000
0.19%, (3M US Treasury Bill + 0.09%), 06/03/22 (b) (c)	4,695	4,696
Federal Farm Credit Banks Funding Corporation
0.16%, (1M USD LIBOR + 0.01%), 12/11/20 (b) (c)	1,953	1,953
0.26%, (3M US Treasury Bill + 0.16%), 01/19/21 (b) (c)	7,250	7,250
0.23%, (1M USD LIBOR + 0.08%), 02/01/21 (b) (c)	13,000	13,000
0.20%, (1M USD LIBOR + 0.05%), 03/01/21 (b) (c)	8,000	8,000
0.17%, (SOFR + 0.10%), 05/07/21 (b) (c)	3,335	3,335
0.37%, (3M US Treasury Bill + 0.27%), 05/16/22 (b) (c)	6,050	6,047
Federal Home Loan Banks Office of Finance
2.63%, 10/01/20 (c)	2,550	2,550
0.13%, (3M USD LIBOR + -0.12%), 11/03/20 (b) (c)	13,150	13,150
0.11%, (1M USD LIBOR + -0.04%), 12/17/20 (b) (c)	54,000	54,000
0.10%, (3M USD LIBOR + -0.14%), 12/18/20 (b) (c)	17,615	17,615
0.17%, (3M USD LIBOR + -0.14%), 01/04/21 (b) (c)	7,930	7,930
0.11%, (3M USD LIBOR + -0.17%), 01/08/21 (b) (c)	8,850	8,850
0.09%, (3M USD LIBOR + -0.17%), 01/22/21 (b) (c)	8,170	8,170
0.15%, (3M USD LIBOR + -0.10%), 09/13/21 (b) (c)	2,675	2,674
Federal National Mortgage Association, Inc.
0.15%, (SOFR + 0.08%), 10/30/20 (b) (c)	8,030	8,030
2.88%, 10/30/20 (c)	17,075	17,092
		339,397
Discount Notes 4.4%
Federal Home Loan Mortgage Corporation
0.14%, 10/02/20 (a) (c)	40,000	40,000
0.14%, 10/19/20 (a) (c)	15,000	14,999
		54,999
U.S. Treasury Note 1.7%
Treasury, United States Department of
0.22%, (3M US Treasury Bill + 0.12%), 01/31/21 (b)	12,475	12,474
0.40%, (3M US Treasury Bill + 0.30%), 10/31/21 (b)	8,645	8,661
		21,135
Total Government And Agency Obligations (cost $1,243,221)		1,243,221
REPURCHASE AGREEMENTS 0.1%
Repurchase Agreements (d)		800
Total Repurchase Agreements (cost $800)		800
Total Investments 99.6% (cost $1,244,021)		1,244,021
Other Assets and Liabilities, Net 0.4%		4,719
Total Net Assets 100.0%		1,248,740

(a) The coupon rate represents the yield to maturity.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) For repurchase agreements held at September 30, 2020, see Repurchase Agreements in the Schedules of Investments.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	Treasury, United States Department of, 0.00%, due 02/23/21	102	102	0.06	09/30/20	10/01/20	100	100	100
BOA	Federal National Mortgage Association, Inc., 4.00%-6.00%, due 02/01/24-05/01/49	71	79
	Government National Mortgage Association, 4.00%, due 06/20/40	21	23
		92	102	0.08	09/30/20	10/01/20	100	100	100
GSC	Government National Mortgage Association, 3.50%, due 11/15/47	97	102	0.07	09/30/20	10/01/20	100	100	100
HSB	Federal National Mortgage Association, Inc., 2.00%-7.00%, due 10/01/35-04/01/38	89	102	0.08	09/30/20	10/01/20	100	100	100
NSI	Treasury, United States Department of, 1.13-1.75%, due 12/31/20-01/15/21	101	102	0.06	09/30/20	10/01/20	100	100	100
TDS	Federal National Mortgage Association, Inc., 4.00%-4.50%, due 07/01/48-11/01/48	87	102
	Federal Home Loan Mortgage Corporation, 4.50%, due 12/01/48	1	1
		88	103	0.08	09/30/20	10/01/20	100	100	100

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
WFI	Treasury, United States Department of, 2.00%, due 02/15/50	178	204	0.08	09/30/20	10/01/20	200	200	200
									800

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/PPM America Low Duration Bond Fund
CORPORATE BONDS AND NOTES 40.3%
Financials 18.4%
Bank of America Corporation
2.33%, 10/01/21	584	584
3.09%, 10/01/25	2,000	2,156
1.32%, 06/19/26	1,500	1,509
Barclays PLC
2.65%, 01/11/21	1,000	1,005
Bayer US Finance II LLC
3.88%, 12/15/23 (a)	1,500	1,637
Capital One Financial Corporation
0.72%, (3M USD LIBOR + 0.45%), 10/30/20 (b)	4,000	4,001
Citigroup Inc.
2.84%, 05/20/22	2,569	2,607
3.14%, 01/24/23	1,250	1,290
CNH Industrial Capital LLC
4.88%, 04/01/21	1,884	1,917
Credit Suisse Group AG
2.19%, 06/05/26 (a)	1,500	1,547
Credit Suisse Holdings (USA), Inc.
2.80%, 04/08/22	1,000	1,035
Diamond Finance International Limited
4.42%, 06/15/21 (a)	499	510
5.45%, 06/15/23 (a)	1,000	1,096
Ford Motor Credit Company LLC
2.34%, 11/02/20	2,000	2,001
General Motors Financial Company, Inc.
3.55%, 04/09/21	2,000	2,027
1.70%, 08/18/23	1,300	1,303
Huntington Bancshares Incorporated
2.63%, 08/06/24	1,500	1,592
JPMorgan Chase & Co.
3.22%, 03/01/25	1,500	1,611
Lloyds Banking Group PLC
1.33%, 06/15/23 (c)	1,126	1,134
MassMutual Global Funding II
0.85%, 06/09/23 (a)	2,553	2,577
Metropolitan Life Global Funding I
0.90%, 06/08/23 (a)	2,000	2,019
Mitsubishi UFJ Financial Group Inc
1.41%, 07/17/25	1,803	1,827
Morgan Stanley
0.79%, (SOFR + 0.70%), 01/20/23 (b)	3,000	3,054
PNC Bank, National Association
1.74%, 02/24/23	1,357	1,381
Royal Bank of Canada
3.70%, 10/05/23 (c)	2,000	2,183
State Street Corporation
2.35%, 11/01/25	1,515	1,606
Sumitomo Mitsui Financial Group, Inc.
1.92%, (3M USD LIBOR + 1.68%), 03/09/21 (b)	1,000	1,007
3.10%, 01/17/23	2,000	2,110
SunTrust Banks, Inc.
3.50%, 08/02/22	3,000	3,074
The Bank of New York Mellon Corporation
1.85%, 01/27/23	2,362	2,438
The Goldman Sachs Group, Inc.
5.25%, 07/27/21	2,000	2,080
3.00%, 04/26/22	1,000	1,016
The Royal Bank of Scotland Group Public Limited Company
3.88%, 09/12/23	1,000	1,074
The Toronto-Dominion Bank
2.65%, 06/12/24	1,250	1,338
U.S. Bank National Association
3.40%, 07/24/23	2,000	2,160
Volkswagen Group of America, Inc.
3.88%, 11/13/20 (a)	3,110	3,122
WEA Finance LLC
3.15%, 04/05/22 (a)	2,345	2,381
Wells Fargo & Company
1.59%, (3M USD LIBOR + 1.34%), 03/04/21 (b)	1,000	1,005
Wells Fargo Bank, National Association
2.90%, 05/27/22	1,500	1,523
		69,537
Real Estate 3.6%
American Tower Corporation
2.40%, 03/15/25	1,351	1,430
Crown Castle International Corp.
3.15%, 07/15/23	1,000	1,062
Equinix, Inc.
2.63%, 11/18/24	2,000	2,128
Highwoods Realty Limited Partnership
3.63%, 01/15/23	2,491	2,590
Post Apartment Homes, L.P.
3.38%, 12/01/22	3,003	3,136
Retail Properties of America, Inc.
4.00%, 03/15/25	1,430	1,425
SITE Centers Corp.
3.63%, 02/01/25	1,085	1,108
Weingarten Realty Investors
3.38%, 10/15/22	696	711
		13,590
Communication Services 3.4%
Charter Communications Operating, LLC
4.91%, 07/23/25	1,750	2,019
Comcast Corporation
3.70%, 04/15/24	2,000	2,208
Sky Limited
3.13%, 11/26/22 (a)	1,806	1,903
Spectrum Management Holding Company, LLC
4.13%, 02/15/21	1,250	1,255
The Walt Disney Company
1.75%, 01/13/26	2,535	2,634
Verizon Communications Inc.
3.38%, 02/15/25	2,500	2,786
		12,805
Energy 3.2%
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	1,000	1,151
Chevron U.S.A. Inc.
0.69%, 08/12/25	1,300	1,296
Energy Transfer LP
5.20%, 02/01/22	1,449	1,500
Equinor ASA
1.75%, 01/22/26	939	974
Kinder Morgan Energy Partners, L.P.
3.95%, 09/01/22	1,750	1,839
MPLX LP
3.50%, 12/01/22	1,000	1,044
1.75%, 03/01/26	785	785
Regency Energy Partners LP
5.88%, 03/01/22	1,000	1,043
Sabine Pass Liquefaction, LLC
6.25%, 03/15/22	1,000	1,060
5.75%, 05/15/24	1,250	1,415
		12,107
Consumer Staples 3.1%
Altria Group, Inc.
3.49%, 02/14/22	1,500	1,559
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	1,250	1,400
BAT Capital Corp.
2.76%, 08/15/22	3,387	3,508
Cargill, Incorporated
1.38%, 07/23/23 (a)	1,193	1,219
Conagra Brands, Inc.
0.77%, (3M USD LIBOR + 0.50%), 10/09/20 (b)	1,402	1,402
Philip Morris International Inc.
1.50%, 05/01/25	1,070	1,103
Seven & I Holdings Co., Ltd.
3.35%, 09/17/21 (a)	1,304	1,335
		11,526

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Health Care 2.4%
AbbVie Inc.
2.30%, 05/14/21	1,500	1,515
2.30%, 11/21/22 (a)	1,250	1,293
Bristol-Myers Squibb Company
2.90%, 07/26/24	1,500	1,625
CVS Health Corporation
3.35%, 03/09/21	1,500	1,519
DH Europe Finance II S.a r.l.
2.05%, 11/15/22	1,570	1,618
Royalty Pharma PLC
0.75%, 09/02/23 (a)	1,300	1,297
		8,867
Information Technology 2.2%
Analog Devices, Inc.
3.50%, 12/05/26	850	963
Broadcom Inc.
3.13%, 10/15/22	1,500	1,570
3.63%, 10/15/24	1,000	1,091
Equifax Inc.
3.60%, 08/15/21	2,000	2,053
Infor, Inc.
1.45%, 07/15/23 (a)	431	437
1.75%, 07/15/25 (a)	677	697
Paypal Holdings, Inc.
2.40%, 10/01/24	1,500	1,590
		8,401
Utilities 1.6%
Entergy Corporation
0.90%, 09/15/25	826	823
National Rural Utilities Cooperative Finance Corporation
1.75%, 01/21/22	2,000	2,037
NextEra Energy Capital Holdings, Inc.
2.90%, 04/01/22	1,671	1,730
Pacific Gas And Electric Company
1.75%, 06/16/22	1,557	1,558
		6,148
Consumer Discretionary 1.1%
Amazon.com, Inc.
0.80%, 06/03/25	1,500	1,516
American Honda Finance Corporation
1.20%, 07/08/25	702	708
BMW US Capital, LLC
2.70%, 04/06/22 (a)	1,500	1,545
Toyota Motor Credit Corporation
0.42%, (3M USD LIBOR + 0.15%), 10/09/20 (b)	500	500
		4,269
Materials 0.7%
Anglo American Capital PLC
3.75%, 04/10/22 (a)	1,000	1,035
Nutrition & Biosciences, Inc.
1.23%, 10/01/25 (a)	1,540	1,538
		2,573
Industrials 0.6%
Caterpillar Financial Services Corporation
1.45%, 05/15/25	1,675	1,729
Cummins Inc.
0.75%, 09/01/25	703	706
		2,435
Total Corporate Bonds And Notes (cost $148,476)		152,258
GOVERNMENT AND AGENCY OBLIGATIONS 21.4%
U.S. Treasury Note 16.8%
Treasury, United States Department of
1.13%, 06/30/21 - 09/30/21	21,000	21,188
1.25%, 10/31/21	1,000	1,012
1.50%, 11/30/21	2,000	2,032
1.38%, 01/31/22	2,000	2,033
1.75%, 07/15/22	2,000	2,058
0.50%, 03/15/23	2,200	2,219
0.25%, 04/15/23 - 06/30/25	6,000	6,009
0.13%, 05/31/22 - 07/15/23	26,966	26,960
		63,511
U.S. Government Agency Obligations 4.6%
Federal Home Loan Bank of Atlanta
2.13%, 06/09/23 (d)	2,500	2,624
Federal Home Loan Mortgage Corporation
0.25%, 08/24/23 (d)	2,432	2,432
0.38%, 05/05/23 - 07/21/25 (d)	5,194	5,206
Federal National Mortgage Association, Inc.
0.25%, 07/10/23 (d)	5,600	5,600
0.38%, 08/25/25 (d)	1,599	1,592
		17,454
Collateralized Mortgage Obligations 0.0%
Federal Home Loan Mortgage Corporation
Series BP-3738, REMIC, 4.00%, 12/15/38	—	—
Series KN-3763, REMIC, 3.00%, 02/15/39	—	—
Series AB-3774, REMIC, 3.50%, 12/15/20	—	—
Series AD-4032, REMIC, 2.00%, 10/15/41	—	—
Series PA-4842, REMIC, 4.00%, 04/15/46	—	—
Federal National Mortgage Association, Inc.
Series 2012-MB-75, REMIC, 2.00%, 03/25/42	—	—
Series 2012-MA-91, REMIC, 2.00%, 04/25/42	—	—
Government National Mortgage Association
Series 2009-NA-126, REMIC, 4.50%, 11/20/39	—	—
Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corporation
2.50%, 04/01/33	—	—
Federal National Mortgage Association, Inc.
2.00%, 06/01/35	—	—
Total Government And Agency Obligations (cost $80,750)		80,965
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 19.1%
American Express Credit Account Secured Note Trust 2019-1
Series 2019-B-1, REMIC, 3.07%, 03/15/22	1,672	1,733
AmeriCredit Automobile Receivables Trust
Series 2019-A2A-1, 2.93%, 02/18/21	250	251
Ascentium Equipment Receivables Trust
Series 2017-A3-1A, 2.29%, 06/10/21	851	852
Series 2017-A3-2A, 2.31%, 12/10/21	1,492	1,502
Bank Of The West Auto Trust
Series 2018-A3-1, 3.43%, 06/15/21	3,680	3,724
Series 2017-A3-1, 2.11%, 01/15/23	859	860
BBCMS Trust
Series 2013-A2-TYSN, REMIC, 3.76%, 09/08/32	535	537
California Republic Auto Receivables Trust
Series 2018-B-1, 3.56%, 11/15/21	4,012	4,105
CarMax Auto Owner Trust
Series 2017-A3-2, 1.93%, 11/16/20	202	202
Series 2019-A2A-1, 3.02%, 07/15/22	288	288
Series 2018-A3-3, 3.13%, 06/15/23	330	337
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21	974	977
Series 2019-A2-2, 2.11%, 03/14/23	3,460	3,504
CCG Receivables Trust 2018-2
Series 2018-A2-2, 3.09%, 12/15/25	312	313
Chesapeake Funding II LLC
Series 2019-A1-1A, 2.94%, 05/15/22	1,527	1,567
CIG Auto Receivables Trust
Series 2019-A-1A, 3.33%, 08/15/24	855	864
CIG Auto Receivables Trust 2020-1
Series 2020-A-1A, 0.68%, 11/12/23	1,750	1,750
Citigroup Commercial Mortgage Trust
Series 2014-AAB-GC19, REMIC, 3.55%, 11/10/23	695	723
CNH Equipment Trust
Series 2019-A2-A, 2.96%, 11/15/20	372	373
Series 2018-A3-B, 3.19%, 06/15/22	290	294
COLT Mortgage Loan Trust
Series 2019-A1-1, 3.71%, 03/25/49 (b)	—	—
Comenity Bank
Series 2017-A-C, 2.31%, 10/15/20	2,000	2,002

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
COMM Mortgage Trust
Series 2014-ASB-CR18, REMIC, 3.45%, 05/15/23	1,378	1,432
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	1,166	1,258
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	530	579
DBUBS Mortgage Trust
Series 2011-A3-LC1A, REMIC, 5.00%, 01/12/21	388	388
Discover Card Execution Note Trust
Series 2018-A3-A3, 0.38%, (1M USD LIBOR + 0.23%), 06/15/21 (b)	600	601
DLL LLC
Series 2019-A2-MT3, 2.13%, 01/20/22	—	—
Fifth Third Auto Trust
Series 2017-A3-1, 1.80%, 02/15/22	329	329
Fifth Third Auto Trust 2019-1
Series 2019-A2A-1, 2.66%, 05/16/22	146	146
First Investors Auto Owner Trust
Series 2018-A1-2A, 3.23%, 11/16/20	10	10
FREMF Mortgage Trust
Series 2011-B-K12, REMIC, 4.50%, 12/25/20 (b)	2,210	2,218
GLS Auto Receivables Trust
Series 2019-A-1A, 3.37%, 03/15/21	2,163	2,177
GM Financial Automobile Leasing Trust 2019-2
Series 2019-A2A-2, 2.67%, 06/21/21	41	41
GM Financial Automobile Leasing Trust 2020-3
Series 2020-A3-3, 0.45%, 10/20/22	2,500	2,500
GM Financial Consumer Automobile Receivables Trust
Series 2018-B-4, 3.45%, 09/16/22	1,158	1,224
Series 2019-B-2, 2.87%, 02/16/23	1,000	1,046
Series 2017-C-3A, 2.52%, 03/16/23	895	903
Series 2018-B-3, 3.27%, 01/16/24	1,745	1,770
GM Financial Consumer Automobile Receivables Trust 2017-3
Series 2017-B-3A, 2.33%, 03/16/23	1,135	1,145
GMF Floorplan Owner Revolving Trust
Series 2018-A1-2, 3.13%, 03/15/21	1,300	1,316
GreatAmerica Financial Services Corporation
Series 2018-A3-1, 2.60%, 06/15/21	1,268	1,269
Series 2019-A4-1, 3.21%, 10/17/22	1,000	1,031
Series 2017-A4-1, 2.36%, 01/20/23	280	281
Series 2018-A4-1, 2.83%, 06/17/24	747	760
GS Mortgage Securities Trust
Series 2011-A4-GC3, REMIC, 4.75%, 01/10/21	545	548
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23	1,912	1,953
HPEFS Equipment Trust
Series 2019-A2-1A, 2.19%, 09/20/29	636	640
Series 2019-A3-1A, 2.21%, 09/20/29	864	878
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 3.00%, 01/25/29 (b)	—	—
J.P. Morgan Mortgage Trust
Series 2015-A5-6, REMIC, 3.50%, 08/25/22 (b)	—	—
Series 2016-A1-2, REMIC, 2.66%, 09/25/22 (b)	—	—
Marlin Leasing Receivables LLC
Series 2018-A3-1A, 3.36%, 04/20/23	236	237
Mercedes-Benz Auto Lease Trust 2020-B
Series 2020-A3-B, 0.40%, 11/15/23	1,902	1,902
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-ASB-C15, REMIC, 3.65%, 12/15/23	601	634
Morgan Stanley Capital Barclays Bank Trust
Series 2016-B-MART, REMIC, 2.48%, 09/15/21	2,000	1,948
MVW Owner Trust
Series 2017-A-1A, 2.42%, 12/20/34	622	634
Orange Lake Timeshare Trust
Series 2018-A-A, 3.10%, 11/08/30	1,432	1,449
Prestige Auto Receivables Trust
Series 2019-A2-1A, 2.44%, 12/15/20	452	452
Series 2018-A3-1A, 3.29%, 09/15/22	1,963	1,964
Sequoia Mortgage Trust
Series 2019-A4-1, REMIC, 4.00%, 02/25/26	—	—
Sierra Timeshare Receivables Funding LLC
Series 2016-A-1A, 3.08%, 03/21/33	193	193
Toyota Auto Receivables Owner Trust
Series 2017-A3-D, 1.93%, 11/15/20	234	234
Welk Resorts LLC
Series 2019-A-AA, 2.80%, 06/15/38	1,573	1,555
Westlake Automobile Receivables Trust
Series 2019-A2A-1A, 3.06%, 10/15/20	756	756
WFRBS Commercial Mortgage Trust
Series 2013-A4-C13, REMIC, 3.00%, 04/17/23	524	549
Series 2014-A5-C25, REMIC, 3.63%, 11/18/24	500	545
World Omni Auto Receivables Trust
Series 2019-A2-A, 3.02%, 10/15/20	414	414
World Omni Auto Receivables Trust 2017-B
Series 2017-A3-B, 1.95%, 02/15/23	599	604
World Omni Auto Receivables Trust 2018-D
Series 2018-A2A-D, 3.01%, 10/15/20	5	5
Series 2018-B-D, 3.67%, 11/15/22	1,200	1,271
World Omni Automobile Lease Securitization Trust 2019-A
Series 2019-A2-A, REMIC, 2.89%, 01/15/21	97	97
World Omni Select Auto Trust 2018-1
Series 2018-A3-1A, 3.46%, 03/15/23	542	546
World Omni Select Auto Trust 2019-A
Series 2019-A3-A, 2.00%, 08/15/24	2,307	2,347
World Omni Select Auto Trust 2020-A
Series 2020-A2-A, 0.47%, 08/15/22	562	561
Total Non-U.S. Government Agency Asset-Backed Securities (cost $71,531)		72,098
SHORT TERM INVESTMENTS 3.2%
Investment Companies 3.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (e) (f)	12,042	12,042
Total Short Term Investments (cost $12,042)		12,042
Total Investments 84.0% (cost $312,799)		317,363
Other Derivative Instruments 0.0%		22
Other Assets and Liabilities, Net 16.0%		60,511
Total Net Assets 100.0%		377,896

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $27,188 and 7.2% of the Fund.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Convertible security.

(d) The security is a direct debt of the agency and not collateralized by mortgages.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/PPM America Low Duration Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	413	January 2021	91,235	(1)	21

Short Contracts
United States 5 Year Note	(111)	January 2021	(13,974)	23	(15)

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%
REMIC - Real Estate Mortgage Investment Conduit
U.S. - United States

Counterparty Abbreviations:

BCL - Barclays Capital Inc.
BOA - Bank of America NA
DUB - Deutsche Bank AG.
GSC - Goldman Sachs & Co.
HSB - HSBC Securities Inc.
JPM - J.P. Morgan Securities Inc.
LIBOR - London Interbank Offered Rate
NSI - Nomura Securities International Inc.
RBC – Royal Bank of Canada
SOFR - Secured Overnight Financing Rates
TDS - TD Securities Inc.
WFI - Wells Fargo Securities Inc.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

Short Term Investments in Affiliates

JNL/PPM America Low Duration Bond Fund invests in a money market fund which is managed by Jackson National Asset Management, LLC ("JNAM"). The JNL Government Money Market Fund is offered as a cash management tool to the Funds advised by JNAM and their affiliates, and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. There was no realized or unrealized gain or loss relating to transactions in the investment during the period ended September 30, 2020. The following table details the investment held during the period ended September 30, 2020.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/PPM America Low Duration Bond Fund	3,257	347,246	338,461	30	12,042	3.2

The Fund participating in securities lending receives cash collateral daily, which is invested by State Street Bank and Trust Company (“State Street”) in the JNL Securities Lending Collateral Fund, which is an affiliate of the Fund’s Adviser. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Fund receives income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. There was no realized or unrealized gain or loss relating to transactions in the JNL Securities Lending Collateral Fund during the period ended September 30, 2020.

Securities Lending and Securities Lending Collateral. JNL/PPM America Low Duration Bond Fund participates in an agency based securities lending program. State Street ("Custodian") serves as custodian and securities lending agent to the Fund. Per the securities lending agreement, the securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral. The Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equity – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agent has agreed to indemnify the Fund in the event of default by a third-party borrower. The Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which the Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agent has agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. Distributions from the JNL Securities Lending Collateral Fund are aggregated with other income, fees and rebates generated by the securities lending program. The Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. The securities lending agent receives a portion of these earnings from the Fund's securities lending program.

Cash collateral is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the Investment Company Act of 1940, as amended ("1940 Act"). JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to JNL/PPM America Low Duration Bond Fund and other JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM for investment advisory services.

Security Valuation. Under the JNL Investors Series Trust (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. If a valuation from a third-party pricing service is unavailable or it is determined that such valuation does not approximate fair market value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair market value. All securities in the JNL Government Money Market Fund and JNL Securities Lending Collateral Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the 1940 Act and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Futures contracts traded on an

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

exchange are generally valued at the exchange's settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), “Fair Value Measurement”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds. Level 1 valuations include investments in the underlying funds and Master Funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of September 30, 2020 by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	2,598,655	—	2,598,655
Repurchase Agreements	—	1,400	—	1,400
	—	2,600,055	—	2,600,055

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Securities Lending Collateral Fund
Assets - Securities
Government And Agency Obligations	—	1,243,221	—	1,243,221
Repurchase Agreements	—	800	—	800
	—	1,244,021	—	1,244,021
JNL/PPM America Low Duration Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	152,258	—	152,258
Government And Agency Obligations	—	80,965	—	80,965
Non-U.S. Government Agency Asset-Backed Securities	—	72,098	—	72,098
Short Term Investments	12,042	—	—	12,042
	12,042	305,321	—	317,363
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	21	—	—	21
	21	—	—	21
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(15)	—	—	(15)
	(15)	—	—	(15)

1 Derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers into or out of Level 3 for the period. There were no Level 3 valuations for which unobservable valuation inputs were developed at September 30, 2020.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.